Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2018
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of the assets	The shorter of lease terms or the estimated useful lives.
Machinery equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Machinery equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years